Contingent Liabilities, Commitments, Claims and Liens (Details) $ in Thousands			12 Months Ended
	Jul. 27, 2022 USD ($)	Dec. 02, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)
Contingent Liabilities, Commitments, Claims and Liens [Abstract]
Estimated amount	$ 370	$ 1,385
Capital purchase				$ 340
Capital warrant				$ 3,130	₪ 10,000,000
Value of warrants			$ 340
Royalty-bearing grants			$ 1,100